LINES OF CREDIT (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 27, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Line of credit facility outstanding balance		$ 61,035	$ 44,568	$ 503,745	$ 393,628
Borrowings loan Description	providing for maximum borrowings of up to €2,200,000 ($2,357,120). Under the terms of the facility, the Company received initial proceeds of €700,000 ($749,600), which were classified as Notes Payable in the Company’s consolidated financial statements. The remaining borrowing capacity of €1,500,000 ($1,619,400) is available to the Company on a revolving basis, subject to the provision of qualifying checks receivable as collateral
Line of Credit [Member] | National Bank of Greece Two [Member]
Borrowing		1,079,600		1,035,100	1,106,200
Outstanding debt balance		895,406		895,987	1,099,255
Line of Credit [Member] | Alpha Bank of Greece [Member]
Borrowing		1,079,600		1,035,100	1,106,200
Outstanding debt balance		769,868		960,868	1,130,141
Line of Credit [Member] | Pancreta Bank of Greece [Member]
Borrowing		1,619,400		1,552,650	1,537,618
Outstanding debt balance		1,437,670		1,583,291	1,122,210
National Bank of Greece One [Member] | Line of Credit [Member]
Borrowing		5,398,000		5,175,500	3,290,945
Outstanding debt balance		2,975,052		3,165,058	2,829,828
EGF [Member] | Line of Credit [Member]
Borrowing		431,840		414,040	442,480
Outstanding debt balance		$ 431,840		$ 428,251	$ 459,400